Management Fee, Selling Commission, Platform Fees And Profit Share (Tables)	12 Months Ended
Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member]
Schedule Of Selling Commissions And Platform Fees

					Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2015	2014	2015	2014	2015	2014

Series A Units	$2,175,891	$2,103,773	$-	$-	$2,175,891	$2,103,773
Series B Units	-	-	20,336	20,749	20,336	20,749
	$2,175,891	$2,103,773	$20,336	$20,749	$2,196,227	$2,124,522